Condensed Interim Consolidated Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenues	$ 57,492,388
Regional operating loss	(4,030,533)
Operating expenses:
General and administrative	21,470,073
Research and development	272,650
Other (income) expense:
Interest expense	(13,921,621)
Gain (Loss) on Extinguishment of Debt	39,822
Non-controlling interest	(24,461)
Loss for the period and comprehensive loss attributable to Greenbrook	$ (39,830,850)
Net loss per share of common stock outstanding, basic	$ (0.92)
Net loss per share of common stock outstanding, diluted	$ (0.92)
Weighted average common shares outstanding, basic (in shares)	43,061,687
Weighted average common shares outstanding, diluted (in shares)	43,061,687
Neuronetics [Member]
Revenues	$ 52,397,000	$ 71,348,000
Cost of revenues	13,129,000	19,643,000
Regional operating loss	39,268,000	51,705,000
Operating expenses:
Sales and marketing	35,820,000	47,318,000
General and administrative	19,540,000	25,426,000
Research and development	6,999,000	9,515,000
Total operating expenses	62,359,000	82,259,000
Loss from operations	(23,091,000)	(30,554,000)
Other (income) expense:
Interest expense	5,529,000	5,424,000
Gain (Loss) on Extinguishment of Debt	4,427,000
Other income, net	(2,001,000)	(5,789,000)
Net loss before non-controlling interest	(31,046,000)	(30,189,000)
Non-controlling interest		0
Loss for the period and comprehensive loss attributable to Greenbrook	$ (31,046,000)	$ (30,189,000)
Net loss per share of common stock outstanding, basic	$ (1.04)	$ (1.05)
Net loss per share of common stock outstanding, diluted	$ (1.04)	$ (1.05)
Weighted average common shares outstanding, basic (in shares)	29,931	28,658
Weighted average common shares outstanding, diluted (in shares)	29,931	28,658
Greenbook [Member]
Revenues	$ 57,492,000	$ 73,787,000
Cost of revenues	56,649,000	71,872,000
Regional operating loss	843,000	1,915,000
Operating expenses:
Sales and marketing	3,942,000	1,945,000
General and administrative	22,563,000	33,056,000
Research and development	273,000	526,000
Total operating expenses	26,777,000	35,526,000
Loss from operations	(25,934,000)	(33,611,000)
Other (income) expense:
Interest expense	13,921,000	12,048,000
Gain (Loss) on Extinguishment of Debt	0
Other income, net	0	3,596,000
Net loss before non-controlling interest	(39,855,000)	(49,255,000)
Non-controlling interest	(24,000)	(341,000)
Loss for the period and comprehensive loss attributable to Greenbrook	(39,831,000)	(48,914,000)
Transaction Accounting Adjustment [Member]
Revenues	(7,119,000)	(10,395,000)
Cost of revenues	(17,011,000)	(22,169,000)
Regional operating loss	9,892,000	11,774,000
Operating expenses:
Sales and marketing	10,022,000	10,864,000
General and administrative	0	0
Research and development	0	0
Total operating expenses	10,022,000	10,864,000
Loss from operations	(130,000)
Other (income) expense:
Interest expense	(13,897,000)	(12,016,000)
Gain (Loss) on Extinguishment of Debt	452,000
Other income, net	0	556,000
Net loss before non-controlling interest	13,316,000	11,460,000
Non-controlling interest	0	0
Loss for the period and comprehensive loss attributable to Greenbrook	$ 13,316,000	11,460,000
Weighted average common shares outstanding, basic (in shares)	25,305
Weighted average common shares outstanding, diluted (in shares)	25,305
Pro Forma [Member]
Revenues	$ 102,771,000	134,740,000
Cost of revenues	52,767,000	69,346,000
Regional operating loss	50,004,000	65,394,000
Operating expenses:
Sales and marketing	49,784,000	60,126,000
General and administrative	42,103,000	58,482,000
Research and development	7,272,000	10,041,000
Total operating expenses	99,158,000	128,649,000
Loss from operations	(49,155,000)	(63,255,000)
Other (income) expense:
Interest expense	5,553,000	5,456,000
Gain (Loss) on Extinguishment of Debt	4,879,000
Other income, net	(2,001,000)	(1,637,000)
Net loss before non-controlling interest	(57,586,000)	(67,073,000)
Non-controlling interest	(24,000)	(341,000)
Loss for the period and comprehensive loss attributable to Greenbrook	$ (57,561,000)	$ (66,732,000)
Net loss per share of common stock outstanding, basic	$ (1.04)	$ (1.24)
Net loss per share of common stock outstanding, diluted	$ (1.04)	$ (1.24)
Weighted average common shares outstanding, basic (in shares)	55,236	53,963
Weighted average common shares outstanding, diluted (in shares)	55,236	53,963